OTHER INTANGIBLE ASSETS (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 100,132
Intangible assets other than goodwill at end of period	109,549	₽ 100,132
Gross Book Value
Other intangible assets
Intangible assets other than goodwill at beginning of period	231,622	203,228	₽ 192,700
Additions	45,402	44,993	49,078
Arising on business combinations	6,039	2,468
Disposal of subsidiary	(89)		(311)
Reaclassification into assets for sale		(17)	(184)
Effect on assets impairment		20	(126)
Disposal	(16,405)	(20,337)	(39,203)
Other	8	(105)	(29)
Foreign exchange differences	1,003	1,372	1,303
Intangible assets other than goodwill at end of period	267,579	231,622	203,228
Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(131,490)	(113,125)	(112,971)
Disposal of subsidiary	57		77
Charge for the year	(40,325)	(37,486)	(37,546)
Effect on assets impairment	(1,168)
Disposal	16,355	20,083	38,440
Other	(5)	220	42
Foreign exchange differences	(1,454)	(1,182)	(1,167)
Intangible assets other than goodwill at end of period	(158,030)	(131,490)	(113,125)
Licenses
Other intangible assets
Intangible assets other than goodwill at beginning of period	8,611
Intangible assets other than goodwill at end of period	₽ 8,249	8,611
Weighted-average period until next renewal of operating licenses	5 years
Licenses | Minimum
Other intangible assets
Useful life, years	1 year
Licenses | Maximum
Other intangible assets
Useful life, years	20 years
Licenses | Gross Book Value
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 26,303	24,001	21,705
Additions	1,231	1,350	1,466
Effect on assets impairment		(1)
Disposal	(63)	(39)	(108)
Other	34		25
Foreign exchange differences	1,778	992	913
Intangible assets other than goodwill at end of period	29,283	26,303	24,001
Licenses | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(17,692)	(15,281)	(13,182)
Charge for the year	(1,607)	(1,443)	(1,266)
Disposal	38	3	71
Other	(31)		(10)
Foreign exchange differences	(1,742)	(971)	(894)
Intangible assets other than goodwill at end of period	(21,034)	(17,692)	(15,281)
Right to use radio frequencies
Other intangible assets
Intangible assets other than goodwill at beginning of period	911
Intangible assets other than goodwill at end of period	₽ 615	911
Right to use radio frequencies | Minimum
Other intangible assets
Useful life, years	1 year
Right to use radio frequencies | Maximum
Other intangible assets
Useful life, years	15 years
Right to use radio frequencies | Gross Book Value
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 5,368	5,579	5,689
Additions			(11)
Effect on assets impairment		21	43
Disposal	(174)	(233)	(172)
Other	(34)	1	30
Intangible assets other than goodwill at end of period	5,160	5,368	5,579
Right to use radio frequencies | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(4,457)	(4,336)	(4,098)
Charge for the year	(312)	(349)	(367)
Disposal	193	228	160
Other	31		(31)
Intangible assets other than goodwill at end of period	(4,545)	(4,457)	(4,336)
Billing and other software
Other intangible assets
Intangible assets other than goodwill at beginning of period	72,893
Intangible assets other than goodwill at end of period	₽ 73,140	72,893
Billing and other software | Minimum
Other intangible assets
Useful life, years	1 year
Billing and other software | Maximum
Other intangible assets
Useful life, years	25 years
Billing and other software | Gross Book Value
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 167,327	146,851	139,968
Additions	31,934	34,421	35,277
Arising on business combinations	713	571
Disposal of subsidiary	(89)		(311)
Reaclassification into assets for sale		(17)	(184)
Effect on assets impairment			(167)
Disposal	(11,810)	(14,783)	(28,035)
Other	52	(97)	(83)
Foreign exchange differences	298	381	386
Intangible assets other than goodwill at end of period	188,425	167,327	146,851
Billing and other software | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(94,434)	(79,406)	(82,096)
Disposal of subsidiary	57		77
Charge for the year	(31,702)	(29,737)	(25,146)
Effect on assets impairment	(1,150)
Disposal	11,792	14,716	27,953
Other	(39)	204	81
Foreign exchange differences	191	(211)	(275)
Intangible assets other than goodwill at end of period	(115,285)	(94,434)	(79,406)
Customer base
Other intangible assets
Intangible assets other than goodwill at beginning of period	2,965
Intangible assets other than goodwill at end of period	₽ 6,056	2,965
Customer base | Minimum
Other intangible assets
Useful life, years	4 years
Customer base | Maximum
Other intangible assets
Useful life, years	31 years
Customer base | Gross Book Value
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 6,324	5,857	5,930
Arising on business combinations	4,447	(1,147)
Disposal	(619)	(680)	(73)
Foreign exchange differences	(539)
Intangible assets other than goodwill at end of period	9,613	6,324	5,857
Customer base | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(3,359)	(3,407)	(3,048)
Charge for the year	(820)	(631)	(431)
Disposal	619	679	72
Other	3
Intangible assets other than goodwill at end of period	(3,557)	(3,359)	(3,407)
Numbering capacity
Other intangible assets
Intangible assets other than goodwill at beginning of period	266
Intangible assets other than goodwill at end of period	₽ 345	266
Numbering capacity | Minimum
Other intangible assets
Useful life, years	2 years
Numbering capacity | Maximum
Other intangible assets
Useful life, years	15 years
Numbering capacity | Gross Book Value
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 2,666	2,668	2,677
Additions	134	75	15
Arising on business combinations		174
Disposal	(24)	(251)	(24)
Foreign exchange differences	(66)
Intangible assets other than goodwill at end of period	2,710	2,666	2,668
Numbering capacity | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(2,400)	(2,614)	(2,611)
Charge for the year	(55)	(35)	(27)
Disposal	24	249	24
Foreign exchange differences	66
Intangible assets other than goodwill at end of period	(2,365)	(2,400)	(2,614)
Cost-to-obtain contracts
Other intangible assets
Intangible assets other than goodwill at beginning of period	7,897
Intangible assets other than goodwill at end of period	₽ 8,509	7,897
Cost-to-obtain contracts | Minimum
Other intangible assets
Useful life, years	2 years
Cost-to-obtain contracts | Maximum
Other intangible assets
Useful life, years	5 years
Cost-to-obtain contracts | Gross Book Value
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 14,633	14,267	13,635
Additions	3,945	3,653	10,390
Arising on business combinations	260
Disposal	(3,250)	(3,287)	(9,758)
Intangible assets other than goodwill at end of period	15,588	14,633	14,267
Cost-to-obtain contracts | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(6,736)	(6,600)	(6,394)
Charge for the year	(3,596)	(3,424)	(9,964)
Disposal	3,250	3,288	9,758
Other	3
Intangible assets other than goodwill at end of period	(7,080)	(6,736)	(6,600)
Content
Other intangible assets
Intangible assets other than goodwill at end of period	₽ 5,806
Content | Minimum
Other intangible assets
Useful life, years	1 year
Content | Maximum
Other intangible assets
Useful life, years	5 years
Content | Gross Book Value
Other intangible assets
Additions	₽ 7,952
Other	(9)
Intangible assets other than goodwill at end of period	7,943
Content | Accumulated amortisation and impairment
Other intangible assets
Charge for the year	(2,144)
Other	7
Intangible assets other than goodwill at end of period	(2,137)
Other intangible assets
Other intangible assets
Intangible assets other than goodwill at beginning of period	6,589
Intangible assets other than goodwill at end of period	₽ 6,830	6,589
Other intangible assets | Minimum
Other intangible assets
Useful life, years	1 year
Other intangible assets | Maximum
Other intangible assets
Useful life, years	10 years
Other intangible assets | Gross Book Value
Other intangible assets
Intangible assets other than goodwill at beginning of period	₽ 9,001	4,005	3,096
Additions	205	5,494	1,941
Arising on business combinations	619	576
Effect on assets impairment			(2)
Disposal	(465)	(1,064)	(1,033)
Other	(35)	(9)	(1)
Foreign exchange differences	(468)	(1)	4
Intangible assets other than goodwill at end of period	8,857	9,001	4,005
Other intangible assets | Accumulated amortisation and impairment
Other intangible assets
Intangible assets other than goodwill at beginning of period	(2,412)	(1,481)	(1,542)
Charge for the year	(89)	(1,867)	(345)
Effect on assets impairment	(18)
Disposal	439	920	402
Other	22	16	2
Foreign exchange differences	31		2
Intangible assets other than goodwill at end of period	₽ (2,027)	₽ (2,412)	₽ (1,481)